UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Premier Core Value Fund Dreyfus Premier Limited Term High Yield Fund Dreyfus Premier Managed Income Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Core Value Fund
March 31, 2008 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)

Banking--5.2%
Bank of America	319,666 a	12,118,538
Citigroup	308,843	6,615,417
U.S. Bancorp	210,220 a	6,802,719
Wachovia	95,420 a	2,576,340
		28,113,014
Consumer Discretionary--9.9%
Gap	162,820	3,204,298
Johnson Controls	80,970 a	2,736,786
Lowe's Cos.	115,720	2,654,617
Macy's	60,090	1,385,675
McDonald's	50,790	2,832,558
News, Cl. A	430,620	8,074,125
Omnicom Group	140,790 a	6,220,102
Philip Morris International	217,910 b	11,021,888
Royal Caribbean Cruises	86,350 a	2,840,915
Time Warner	158,090 a	2,216,422
TJX Cos.	120,880	3,997,502
Toll Brothers	80,060 b	1,879,809
Viacom, Cl. B	110,180 b	4,365,332
		53,430,029
Consumer Staples--10.2%
Altria Group	217,910	4,837,602
Cadbury Schweppes, ADR	129,780	5,738,872
CVS Caremark	152,320	6,170,483
Estee Lauder, Cl. A	65,940 a	3,023,349
Kraft Foods, Cl. A	227,964	7,069,164
Molson Coors Brewing, Cl. B	56,020 a	2,944,971
Procter & Gamble	253,980	17,796,379
Wal-Mart Stores	94,390	4,972,465
Walgreen	77,290	2,943,976
		55,497,261
Energy--17.2%
Anadarko Petroleum	36,810	2,320,134
Chesapeake Energy	118,360 a	5,462,314
Chevron	183,450	15,659,292
Devon Energy	127,650	13,317,724
EOG Resources	44,970 a	5,396,400
Exxon Mobil	216,472	18,309,202
Hess	43,700 a	3,853,466
Marathon Oil	167,120	7,620,672
Occidental Petroleum	117,410	8,590,890
Valero Energy	74,650	3,666,061
XTO Energy	145,750 a	9,016,095
		93,212,250
Financial--19.4%
American International Group	148,983	6,443,515
Ameriprise Financial	53,490	2,773,456
AON	62,550	2,514,510
Capital One Financial	32,700	1,609,494
Chubb	92,710 a	4,587,291
Federal National Mortgage

Association	130,020	3,422,126
Franklin Resources	23,890	2,317,091
Freddie Mac	53,390 a	1,351,835
Genworth Financial, Cl. A	112,725	2,552,094
Goldman Sachs Group	40,710	6,733,027
Invesco	204,800	4,988,928
JPMorgan Chase & Co.	368,670	15,834,376
Lincoln National	87,070	4,527,640
Merrill Lynch & Co.	122,940	5,008,576
MetLife	92,550 a	5,577,063
Morgan Stanley	78,790 a	3,600,703
Northern Trust	57,630	3,830,666
PNC Financial Services Group	67,470	4,424,008
Principal Financial Group	63,930	3,562,180
Prudential Financial	46,260 a	3,619,845
State Street	34,000 a	2,686,000
T. Rowe Price Group	57,800	2,890,000
Wells Fargo & Co.	330,940	9,630,354
		104,484,778
Health Care--7.9%
Abbott Laboratories	178,190	9,827,178
Amgen	55,780	2,330,488
Baxter International	88,410	5,111,866
Covidien	72,650	3,214,762
Laboratory Corp. of America
Holdings	34,950 b	2,575,116
Merck & Co.	157,460	5,975,607
Thermo Fisher Scientific	59,930 b	3,406,421
Wyeth	247,590	10,339,358
		42,780,796
Industrial--10.2%
Deere & Co.	42,900	3,450,876
Dover	59,520	2,486,746
Eaton	65,950	5,254,236
General Electric	673,150	24,913,281
Honeywell International	58,050	3,275,181
Lockheed Martin	26,780 a	2,659,254
Raytheon	58,480	3,778,393
Tyco International	44,670	1,967,713
Union Pacific	29,490	3,697,456
Waste Management	117,540	3,944,642
		55,427,778
Information Technology--4.0%
Accenture, Cl. A	79,160	2,784,057
Automatic Data Processing	77,400	3,280,986
Hewlett-Packard	63,610	2,904,433
Intel	116,540	2,468,317
International Business Machines	25,870	2,978,672
Microsoft	85,360	2,422,517
NCR	75,920 b	1,733,254
Tyco Electronics	89,920	3,086,054
		21,658,290
Materials--2.6%
Air Products & Chemicals	31,530	2,900,760
Allegheny Technologies	30,780	2,196,461
Celanese, Ser. A	69,740	2,723,347
Dow Chemical	75,830	2,794,336
Freeport-McMoRan Copper & Gold	38,680	3,721,790

		14,336,694
Telecommunications--5.2%
AT & T	512,075	19,612,473
Verizon Communications	241,110	8,788,460
		28,400,933
Utilities--7.1%
Constellation Energy Group	58,710	5,182,332
Entergy	73,930	8,064,284
Exelon	100,925 a	8,202,175
FPL Group	42,160	2,645,118
NRG Energy	68,250 a,b	2,661,068
Questar	114,060	6,451,234
Southern	154,350	5,496,404
		38,702,615
Total Common Stocks
(cost $487,373,193)		536,044,438

Other Investment--1.4%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,631,000)	7,631,000 [c]	7,631,000

Investment of Cash Collateral for
Securities Loaned--5.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $30,219,902)	30,219,902 [c]	30,219,902

Total Investments (cost $525,224,095)	105.9%	573,895,340
Liabilities, Less Cash and Receivables	(5.9%)	(32,229,002)
Net Assets	100.0%	541,666,338

ADR - American Depository Receipts
a All or a portion of these securities are on loan. At March 31, 2008, the total market value of the fund's securities on loan is $29,531,669 and the total market value of the collateral held by the fund is $30,219,902.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $525,224,095. Net unrealized appreciation on investments was $48,671,245 of which $89,627,736 related to appreciated investment securities and $40,956,491 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements .
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities .

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:
Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	573,895,340		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	573,895,340		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Premier Limited Term High Yield Fund
March 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--94.1%	Rate (%)	Date	Amount ($)	Value ($)

Advertising--1.1%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	429,000	379,665
Lamar Media,
Sr. Unscd. Notes	6.63	8/15/15	1,725,000	1,526,625
R.H. Donnelley,
Sr. Unscd. Notes	8.88	10/15/17	1,530,000 a	963,900
				2,870,190
Aerospace & Defense--2.3%
Esterline Technologies,
Gtd. Notes	6.63	3/1/17	1,375,000	1,381,875
Hawker Beechcraft Acquisition,
Sr. Sub. Notes	9.75	4/1/17	1,290,000 b	1,290,000
L-3 Communications,
Gtd. Bonds	3.00	8/1/35	550,000	689,562
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	1,410,000	1,385,325
United AirLines,
Pass-Through Ctfs., Ser. 00-2	7.81	4/1/11	981,877	1,134,068
				5,880,830
Agricultural--.3%
Alliance One International,
Gtd. Notes	11.00	5/15/12	800,000	816,000
Asset-Backed Ctfs./Home Equity Loans--.0%
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M7	7.20	9/25/37	180,000	29,177
Countrywide Asset-Backed
Certificates, Ser. 2007-4,
Cl. M8	7.20	9/25/37	90,000	39,494
				68,671
Automobile Manufacturers--1.7%
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	1,690,000	1,123,850
General Motors,
Sr. Unscd. Notes	7.20	1/15/11	2,615,000 b	2,190,062
General Motors,
Sr. Unscd. Notes	8.38	7/15/33	1,465,000 b	1,040,150
				4,354,062
Automotive, Trucks & Parts--1.8%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	461,000	485,779
Goodyear Tire & Rubber,
Sr. Unscd. Notes	9.00	7/1/15	1,114,000 b	1,183,625
Tenneco Automotive,
Gtd. Notes	8.63	11/15/14	970,000 b	957,875
Tenneco Automotive,
Sr. Scd. Notes, Ser. B	10.25	7/15/13	618,000	658,170
United Components,
Gtd. Notes	9.38	6/15/13	1,403,000	1,292,514
				4,577,963
Chemicals--2.4%
Airgas,

Gtd. Notes		6.25	7/15/14	1,450,000 b	1,453,625
Ineos Group Holdings,
Scd. Notes		8.50	2/15/16	2,550,000 a	1,995,375
Nalco,
Sr. Sub. Notes		8.88	11/15/13	2,653,000 b	2,739,223
					6,188,223
Commercial & Professional Services--2.5%
Aramark,
Sr. Unscd. Notes		8.50	2/1/15	1,012,000	1,019,590
Corrections Corp. of America,
Gtd. Notes		6.25	3/15/13	1,710,000	1,684,350
Education Management,
Gtd. Notes		8.75	6/1/14	625,000	531,250
Education Management,
Gtd. Notes		10.25	6/1/16	1,310,000 b	1,048,000
Hertz,
Gtd. Notes		8.88	1/1/14	1,375,000	1,309,688
Hertz,
Gtd. Notes		10.50	1/1/16	50,000 b	47,062
Ipayment,
Gtd. Notes		9.75	5/15/14	840,000	749,700
					6,389,640
Commercial Mortgage Pass-Through Ctfs.--.4%
Global Signal Trust,
Ser. 2006-1, Cl. F		7.04	2/15/36	1,080,000 a	981,644
Consumer Products--.3%
Chattem,
Sr. Sub. Notes		7.00	3/1/14	826,000	807,415
Diversified Financial Services--9.7%
CCM Merger,
Notes		8.00	8/1/13	630,000 a	532,350
Chevy Chase Bank,
Sub. Notes		6.88	12/1/13	2,365,000	2,223,100
Consolidated Communications
Illinois/Texas Holdings, Sr.
Notes		9.75	4/1/12	761,000	801,904
Ford Motor Credit,
Sr. Unscd. Notes		7.38	10/28/09	4,745,000	4,324,854
Ford Motor Credit,
Sr. Unscd. Notes		8.00	12/15/16	920,000	721,217
Ford Motor Credit,
Sr. Unscd. Notes		8.63	11/1/10	1,135,000	989,462
GMAC,
Sr. Unsub. Notes	EUR	5.38	6/6/11	1,000,000 c	1,094,462
GMAC,
Sr. Unscd. Notes		5.63	5/15/09	235,000	214,211
GMAC,
Sr. Unscd. Notes		7.00	2/1/12	805,000	612,662
GMAC,
Sr. Unsub. Notes		7.75	1/19/10	2,215,000	1,916,655
GMAC,
Sr. Unscd. Notes		8.00	11/1/31	1,190,000	854,681
Hanover Insurance,
Debs.		7.63	10/15/25	720,000	644,400
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	2,580,000 a	1,896,300
Intelsat Bermuda,
Gtd. Notes		11.25	6/15/16	3,455,000	3,519,781
LVB Acquisition Merger,

Gtd. Bonds	11.63	10/15/17	2,180,000 a,b	2,190,900
LydondellBasell,
Sr. Scd. Notes	8.38	8/15/15	2,175,000 a	1,598,625
UCI Holdco,
Sr. Unscd. Notes	10.30	12/15/13	930,572 d	814,250
				24,949,814
Diversified Metals & Mining--2.5%
Arch Western Finance,
Sr. Scd. Notes	6.75	7/1/13	750,000 d	751,875
CSN Islands IX,
Gtd. Notes	10.50	1/15/15	1,500,000 a,d	1,779,375
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.25	4/1/15	2,300,000	2,432,250
Gibraltar Industries,
Gtd. Notes, Ser. B	8.00	12/1/15	670,000 d	546,050
Peabody Energy,
Gtd. Notes, Ser. B	6.88	3/15/13	805,000	821,100
				6,330,650
Electric Utilities--10.4%
AES,
Sr. Unscd. Notes	7.75	10/15/15	1,025,000	1,037,813
AES,
Sr. Unscd. Notes	8.00	10/15/17	300,000 b	305,250
AES,
Sr. Unsub. Notes	8.88	2/15/11	1,490,000	1,568,225
AES,
Sr. Unscd. Notes	9.38	9/15/10	1,000,000	1,062,500
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	200,000	200,000
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	3,125,000	3,218,750
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	6,395,000 a	6,490,925
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	1,625,000	1,665,625
Mirant North America,
Gtd. Notes	7.38	12/31/13	2,315,000	2,349,725
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,321,000	1,432,816
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,050,000	1,039,500
NRG Energy,
Gtd. Notes	7.38	2/1/16	225,000	221,062
NRG Energy,
Gtd. Notes	7.38	1/15/17	1,430,000	1,394,250
Reliant Energy,
Sr. Unscd. Notes	7.63	6/15/14	2,985,000 b	2,977,538
Sierra Pacific Resources,
Sr. Unscd. Notes	8.63	3/15/14	1,910,000	2,015,167
				26,979,146
Environmental Control--1.9%
Allied Waste North America,
Sr. Scd. Notes	6.88	6/1/17	4,385,000 b	4,319,225
WCA Waste,
Gtd. Notes	9.25	6/15/14	625,000	626,563
				4,945,788
Food & Beverages--2.2%
Dean Foods,
Gtd. Notes	7.00	6/1/16	750,000	660,000

Del Monte,
Gtd. Notes	8.63	12/15/12	1,031,000 d	1,054,197
Smithfield Foods,
Sr. Unscd. Notes, Ser. B	7.75	5/15/13	700,000	696,500
Smithfield Foods,
Sr. Unscd. Notes	7.75	7/1/17	750,000	735,000
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	2,515,000	2,533,862
				5,679,559
Health Care--5.9%
Alliance Imaging,
Sr. Unscd. Notes, Ser. B	7.25	12/15/12	165,000	155,925
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	2,025,000 a,b	2,065,500
Community Health Systems,
Gtd. Notes	8.88	7/15/15	1,395,000	1,407,206
Davita,
Gtd. Notes	6.63	3/15/13	500,000	487,500
Hanger Orthopedic Group,
Gtd. Notes	10.25	6/1/14	555,000	560,550
HCA,
Sr. Unscd. Notes	6.30	10/1/12	4,840,000	4,331,800
HCA,
Sr. Unscd. Notes	6.50	2/15/16	1,450,000 b	1,228,875
HCA,
Sr. Unscd. Notes	8.75	9/1/10	854,000	858,270
HCA,
Sr. Scd. Notes	9.13	11/15/14	350,000	361,375
HCA,
Sr. Scd. Notes	9.25	11/15/16	1,300,000	1,352,000
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	1,783,000	1,783,000
Tenet Healthcare,
Sr. Unscd. Notes	6.38	12/1/11	645,000	585,337
				15,177,338
Holding Companies--1.5%
Kansas City Southern Railway,
Gtd. Notes	7.50	6/15/09	600,000	612,000
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	2,315,000	2,205,038
Stena,
Sr. Notes	7.50	11/1/13	1,001,000	992,241
				3,809,279
Lodging & Entertainment--8.5%
AMC Entertainment,
Sr. Sub. Notes	8.00	3/1/14	1,100,000	937,750
Cinemark,
Sr. Discount Notes	9.75	3/15/14	2,125,000 e	1,923,125
Fontainebleau Las Vegas Holdings,
2nd Mortgage Notes	10.25	6/15/15	965,000 a,b	685,150
Gaylord Entertainment,
Gtd. Notes	6.75	11/15/14	1,425,000	1,246,875
Gaylord Entertainment,
Gtd. Notes	8.00	11/15/13	900,000	839,250
Marquee Holdings,
Sr. Discount Notes	9.51	8/15/14	610,000 e	459,025
MGM Mirage,
Gtd. Notes	8.38	2/1/11	2,120,000 b	2,135,900
MGM Mirage,

Gtd. Notes	8.50	9/15/10	1,518,000	1,574,925
Mohegan Tribal Gaming,
Gtd. Notes	6.38	7/15/09	2,048,000 b	2,058,240
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	2,634,000 a	2,792,040
Scientific Games,
Gtd. Notes	6.25	12/15/12	1,355,000 b	1,266,925
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	1,200,000	1,137,000
Shingle Springs Tribal Group,
Sr. Notes	9.38	6/15/15	1,130,000 a	1,005,700
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	1,875,000	1,837,500
Trump Entertainment Resorts,
Sr. Scd. Notes	8.50	6/1/15	555,000 b	377,400
Vail Resorts,
Gtd. Notes	6.75	2/15/14	1,500,000	1,470,000
				21,746,805
Machinery--2.4%
Case,
Notes	7.25	1/15/16	1,265,000 b	1,233,375
Columbus McKinnon,
Gtd. Notes	8.88	11/1/13	605,000	629,200
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	1,980,000 a	1,494,900
Terex,
Gtd. Notes	7.38	1/15/14	2,725,000	2,711,375
				6,068,850
Manufacturing--1.9%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	1,500,000 a	1,432,500
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	500,000 a	517,500
J.B. Poindexter & Co.,
Gtd. Notes	8.75	3/15/14	775,000 b	508,594
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	385,000	333,987
Polypore,
Gtd. Notes	8.75	5/15/12	550,000	530,750
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	1,270,000	1,193,800
RBS Global & Rexnord,
Gtd. Notes	11.75	8/1/16	525,000 b	456,750
				4,973,881
Media--6.6%
CCH I,
Sr. Scd. Notes	11.00	10/1/15	1,425,000	997,500
CCH II,
Gtd. Notes	10.25	9/15/10	3,475,000	3,179,625
CSC Holdings,
Sr. Unscd. Notes, Ser. B	7.63	4/1/11	2,090,000	2,076,938
CSC Holdings,
Sr. Unscd. Notes, Ser. B	8.13	7/15/09	750,000	759,375
Dex Media West/Finance,
Sr. Unscd. Notes, Ser. B	8.50	8/15/10	520,000 b	508,300
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	2,879,000	2,511,928
Echostar DBS,
Gtd. Notes	6.38	10/1/11	742,000	714,175

Idearc,
Gtd. Notes	8.00	11/15/16	2,330,000	1,520,325
ION Media Networks,
Sr. Sub. Notes	11.00	7/31/13	35,172 a	9,936
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	1,795,000	1,770,319
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	1,300,000 a	1,132,625
Mediacom,
Sr. Unscd. Notes	9.50	1/15/13	465,000	430,125
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	956,000 e	933,295
Nexstar Finance,
Gtd. Notes	7.00	1/15/14	410,000	355,163
				16,899,629
Oil & Gas--5.4%
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	1,240,000	1,249,300
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	775,000	798,250
Cimarex Energy
Gtd. Notes	7.13	5/1/17	1,610,000 b	1,605,975
Colorado Interstate Gas,
Sr. Unscd. Notes	5.95	3/15/15	540,000	537,244
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	2,435,000	2,422,825
Dynegy Holdings,
Sr. Unscd. Notes	8.75	2/15/12	270,000	278,775
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	2,000,000	1,980,000
Williams Cos.,
Sr. Scd. Notes	6.73	10/1/10	2,375,000 a,d	2,434,375
Williams Cos.,
Sr. Unscd. Notes	7.13	9/1/11	250,000 b	266,875
Williams Cos.,
Sr. Unscd. Notes	7.63	7/15/19	975,000	1,045,688
Williams Cos.,
Sr. Unscd. Notes	7.88	9/1/21	1,170,000	1,273,838
				13,893,145
Packaging & Containers--4.6%
Crown Americas,
Gtd. Notes	7.63	11/15/13	249,000	255,225
Crown Americas/Capital,
Gtd. Notes	7.75	11/15/15	3,835,000	3,959,637
Norampac,
Gtd. Notes	6.75	6/1/13	2,380,000 b	2,043,825
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	519,000	519,000
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	515,000	535,600
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	1,700,000 a,b	1,555,500
Smurfit-Stone Container,
Sr. Unscd. Notes	8.00	3/15/17	2,125,000	1,795,625
Smurfit-Stone Container,
Sr. Unscd. Notes	8.38	7/1/12	1,365,000	1,242,150
				11,906,562
Paper & Forest Products--2.2%
Georgia-Pacific,

Gtd. Notes		7.00	1/15/15	2,210,000 a,b	2,082,925
Georgia-Pacific,
Sr. Unscd. Notes		8.00	1/15/24	725,000 b	641,625
Newpage,
Gtd. Notes		12.00	5/1/13	1,644,000 b	1,656,330
Verso Paper,
Gtd. Notes, Ser. B		11.38	8/1/16	1,355,000	1,249,988
					5,630,868
Real Estate Investment Trusts--1.6%
B.F. Saul REIT,
Sr. Scd. Notes		7.50	3/1/14	1,525,000	1,361,062
Host Hotels & Resorts,
Gtd. Notes, Ser. M		7.00	8/15/12	2,500,000	2,456,250
Realogy,
Gtd. Notes		12.38	4/15/15	530,000	238,500
					4,055,812
Retail--3.5%
Amerigas Partners,
Sr. Unscd. Notes		7.25	5/20/15	1,245,000	1,232,550
Central European Distribution,
Sr. Scd. Bonds	EUR	8.00	7/25/12	500,000 a,c	749,909
Invista,
Sr. Unscd. Notes		9.25	5/1/12	3,710,000 a	3,812,025
Levi Strauss & Co.,
Sr. Unsub. Notes		9.75	1/15/15	700,000	700,875
Neiman Marcus Group,
Gtd. Notes		9.00	10/15/15	665,000	668,325
Neiman Marcus Group,
Gtd. Notes		10.38	10/15/15	1,052,000 b	1,057,260
Rite Aid,
Gtd. Notes		9.38	12/15/15	895,000 b	707,050
					8,927,994
Specialty Steel--.5%
Steel Dynamics,
Sr. Notes		7.38	11/1/12	1,200,000 a	1,218,000
Technology--1.8%
Amkor Technologies,
Gtd. Notes		9.25	6/1/16	750,000	725,625
Belden,
Sr. Sub. Notes		7.00	3/15/17	500,000	485,000
Freescale Semiconductor,
Gtd. Notes		8.88	12/15/14	1,285,000	1,011,937
Freescale Semiconductor,
Gtd. Notes		10.13	12/15/16	370,000 b	251,600
Sungard Data Systems,
Gtd. Notes		10.25	8/15/15	2,100,000	2,121,000
					4,595,162
Telecommunications--7.9%
Centennial Cellular Operating,
Gtd. Notes		10.13	6/15/13	815,000	808,888
Centennial Communications,
Sr. Unscd. Notes		8.13	2/1/14	600,000 d	570,000
Citizens Communications,
Sr. Unscd. Notes		6.25	1/15/13	740,000	673,400
Cricket Communications I,
Gtd. Notes		9.38	11/1/14	740,000 b	704,850
Digicel Group,
Sr. Unscd. Notes		8.88	1/15/15	800,000 a	670,000
Digicel Group,

Sr. Unscd. Notes		9.13	1/15/15	1,712,000 a,b	1,416,680
General Cable,
Gtd. Notes		7.13	4/1/17	1,330,000	1,276,800
Intelsat Subsidiary Holding,
Gtd. Notes		8.25	1/15/13	1,610,000 d	1,630,125
Intelsat Subsidiary Holding,
Gtd. Notes		8.63	1/15/15	275,000 d	278,437
Intelsat,
Sr. Unscd. Notes		7.63	4/15/12	1,360,000 b	1,033,600
MetroPCS Wireless,
Gtd. Notes		9.25	11/1/14	1,475,000	1,364,375
Nordic Telephone Holdings,
Sr. Scd. Notes	EUR	8.25	5/1/16	1,175,000 a,c	1,762,287
Nordic Telephone Holdings,
Sr. Scd. Bonds		8.88	5/1/16	300,000 a	292,500
Qwest,
Sr. Unscd. Notes		6.05	6/15/13	710,000 d	642,550
Qwest,
Bank Note, Ser. B		6.95	6/30/10	375,000 d	370,781
Qwest,
Bank Note, Ser. B		6.95	6/30/10	477,000 d	471,634
Qwest,
Sr. Unscd. Notes		7.50	10/1/14	650,000	637,000
Qwest,
Sr. Unscd. Notes		7.88	9/1/11	440,000	441,100
US Unwired,
Scd. Notes, Ser. B		10.00	6/15/12	2,149,000 b	1,993,288
Wind Acquisition Finance,
Sr. Scd. Bonds		10.75	12/1/15	500,000 a	512,500
Windstream,
Gtd. Notes		8.13	8/1/13	2,925,000	2,888,437
					20,439,232
Transportation--.3%
Kansas City Southern of Mexico,
Sr. Unsub. Notes		7.63	12/1/13	825,000	779,625
Total Bonds and Notes
(cost $256,866,008)					241,941,777

Preferred Stocks--.4%				Shares	Value ($)

Media
Spanish Broadcasting System,
Ser. B, Cum. $107.5
(cost $1,557,951)				1,482	1,041,116

Common Stocks--.3%

Cable & Media--.0%
Time Warner Cable, Cl. A				8 f	200
Electric Utilities--.1%
Mirant				9,276 b,f	337,553
Telecommunications--.2%
Above Net				5,292 f	375,732
Above Net (warrants 9/8/2008)				718 f	36,618
Above Net (warrants 9/8/2010)				844 f	39,668
					452,018
Total Common Stocks
(cost $378,999)					789,771

Other Investment--3.2%

Registered Investment Company;

Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $8,247,000)	8,247,000 [g]	8,247,000

Investment of Cash Collateral for
Securities Loaned--11.4%

Registered Investment Company;
Dreyfus Institutional Cash
	Advantage Fund
	(cost $29,224,092)	29,224,092 [g]	29,224,092

Total Investments (cost $296,274,050)		109.4%	281,243,756
Liabilities, Less Cash and Receivables		(9.4%)	(24,083,364)
Net Assets		100.0%	257,160,392

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these
	securities amounted to $46,071,946 or 17.9% of net assets.
b	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the fund's securities
	on loan is $27,312,950 and the total market value of the collateral held by the fund is $29,224,092.
c	Principal amount stated in U.S. Dollars unless otherwise noted.
	EUR--Euro
d	Variable rate security--interest rate subject to periodic change.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Non-income producing security.
g	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $296,274,050. Net unrealized depreciation on investments was $15,030,294 of which $2,673,772 related to appreciated investment securities and
$17,704,066 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 3/31/2008 ($)

Sells:
Euro,
Expiring 6/18/2008	(4,380,000)	6,684,866	(6,889,942)	(205,076)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements .
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities .

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	38,260,863	0

Level 2 - Other Significant Observable Inputs	242,982,893	(205,076)

Level 3 - Significant Unobservable Inputs	0	0

Total	281,243,756	(205,076)

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Premier Managed Income Fund
March 31, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--115.0%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--2.8%
AmeriCredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	590,667	582,876
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	480,000 a	447,072
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. C	4.73	9/15/10	425,000	427,684
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	500,000 a	454,832
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	489,009	480,637
Capital One Auto Finance Trust,
Ser. 2006-A, Cl. A3	5.33	11/15/10	137,818	136,656
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	125,000	124,875
Ford Credit Auto Owner Trust,
Ser. 2005-C, Cl. C	4.72	2/15/11	85,000	86,100
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	250,000 a	219,800
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	60,000	59,441
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	39,939	39,829
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	35,672	35,658
WFS Financial Owner Trust,
Ser. 2005-3, Cl. B	4.50	5/17/13	95,000	96,197
WFS Financial Owner Trust,
Ser. 2005-3, Cl. C	4.54	5/17/13	50,000	50,259
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	170,000	171,597
				3,413,513
Asset-Backed Ctfs./Credit Cards--2.1%
American Express Credit Account
Master Trust, Ser. 2007-6,
Cl. C	3.21	1/15/13	435,000 a,b	397,194
Bank One Issuance Trust,
Ser. 2003-C4, Cl. C4	3.85	2/15/11	1,135,000 b	1,136,223
Citibank Credit Card Issuance
Trust, Ser. 2003-C1, Cl. C1	5.75	4/7/10	1,030,000 b	1,030,380
				2,563,797
Asset-Backed Ctfs./Home Equity Loans--.6%
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	61,085 b	60,542
Citicorp Residential Mortgage
Securities, Ser. 2007-2,
Cl. A1A	5.98	6/25/37	224,571 b	224,495
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	139,142 b	129,745
Countrywide Asset-Backed

Certificates, Ser. 2006-1,
Cl. AF1	3.27	7/25/36	2,077 b	2,077
CSAB Mortgage Backed Trust,
Ser. 2006-3, Cl. A1A	6.00	11/25/36	63,205 b	60,648
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	2.64	4/25/36	2,226 b	2,218
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	75,000 b	61,287
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	145,000 b	120,801
Renaissance Home Equity Loan
Trust, Ser. 2005-2, Cl. M9	6.64	8/25/35	130,000 b	56,668
Residential Asset Securities,
Ser. 2001-KS3, Cl. MII1	3.42	9/25/31	49,693 b	36,707
				755,188
Asset-Backed Ctfs./Manufactured Housing--.2%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	46,622	48,722
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	24,791	24,490
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	115,000	116,807
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000 b	79,774
				269,793
Automobile Manufacturers--.3%
Daimler Finance North America,
Gtd. Notes, Ser. E	3.77	10/31/08	250,000 b	249,308
Daimler Finance North America,
Gtd. Notes	4.88	6/15/10	65,000	65,426
				314,734
Automotive, Trucks & Parts--.0%
Goodyear Tire & Rubber,
Gtd. Notes	8.66	12/1/09	30,000 b	29,963
Banks--4.9%
BAC Capital Trust XIV,
Bank Gtd. Notes	5.63	12/31/49	470,000 b	343,944
Bank of America,
Jr. Sub. Notes	8.00	12/29/49	600,000 b	601,734
Capital One Financial,
Sr. Unsub. Notes	3.27	9/10/09	540,000 b	489,408
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	145,000	136,300
Colonial Bank,
Sub. Notes	6.38	12/1/15	250,000	215,727
Ford Motor Credit,
Sr. Unscd. Notes	5.80	1/12/09	335,000	319,208
Glintnir Banki,
Notes	4.42	10/15/08	87,000 a,b	86,998
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	275,000 a,b	272,295
J.P. Morgan & Co.,
Sub. Notes	6.25	1/15/09	160,000	162,968
Landsbanki Islands,
Sr. Notes	3.79	8/25/09	250,000 a,b	226,753
Marshall & Ilsley Bank,
Sub. Notes, Ser. BN	3.33	12/4/12	260,000 b	243,068
Marshall & Ilsley,

Sr. Unscd. Notes	5.63	8/17/09	325,000	325,347
Morgan Stanley,
Sr. Unscd. Notes	3.88	1/15/09	690,000	689,866
NB Capital Trust IV,
Bank Gtd. Cap. Secs.	8.25	4/15/27	180,000	184,948
Royal Bank of Scotland Group,
Jr. Sub. Bonds	6.99	10/29/49	190,000 a,b	161,555
Sovereign Bancorp,
Sr. Unscd. Notes	2.83	3/23/10	250,000 b	239,495
Sovereign Bancorp,
Sr. Unscd. Notes	3.37	3/1/09	195,000 b	190,316
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	330,000 b	244,761
USB Capital IX,
Gtd. Notes	6.19	4/15/49	795,000 b,c	590,664
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	165,000	175,028
Zions Bancorporation,
Sr. Unscd. Notes	4.38	4/15/08	105,000 b	104,953
				6,005,336
Building & Construction--.2%
D.R. Horton,
Gtd. Notes	5.88	7/1/13	120,000	105,600
D.R. Horton,
Gtd. Notes	6.00	4/15/11	15,000	13,650
Masco,
Sr. Unscd. Notes	3.20	3/12/10	140,000 b	131,045
				250,295
Chemicals--.1%
RPM International,
Sr. Unscd. Notes	4.45	10/15/09	125,000	125,269
Commercial & Professional Services--.8%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	280,000	276,896
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	6.13	1/15/17	410,000	376,493
ERAC USA Finance,
Notes	3.50	4/30/09	70,000 a,b	69,785
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	215,000 a	192,429
ERAC USA Finance,
Notes	7.95	12/15/09	100,000 a	105,563
				1,021,166
Commercial Mortgage Pass-Through Ctfs.--2.2%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	2.88	1/25/37	165,505 a,b	133,252
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	3.00	11/25/35	126,055 a,b	106,157
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	3.25	1/25/36	74,942 a,b	48,539
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	3.70	11/25/35	66,345 a,b	38,254
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	5.60	11/25/35	66,345 a,b	36,569
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	295,000 b	289,496
Bear Stearns Commercial Mortgage

Securities, Ser. 2005-T18
Cl. A2	4.56	2/13/42	125,000 b	123,774
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	120,000	116,668
Capco America Securitization,
Ser. 1998-D7, Cl. A1B	6.26	10/15/30	66,785	66,922
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	3.01	5/15/23	19,805 a,b	18,666
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	115,000 a	109,446
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	75,000 a	67,698
DLJ Commercial Mortgage,
Ser. 1998-CF2, Cl. A1B	6.24	11/12/31	79,175	79,337
DLJ Commercial Mortgage,
Ser. 1998-CGI, Cl. A1B	6.41	6/10/31	11,776	11,759
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	160,000 a	148,914
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	35,000 a	32,145
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	3.56	3/6/20	305,000 a,b	271,070
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. G	3.60	3/6/20	150,000 a,b	132,321
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	4.13	3/6/20	95,000 a,b	75,529
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	4.38	3/6/20	330,000 a,b	277,200
Morgan Stanley Capital I,
Ser. 1999-RM1, Cl. A2	6.71	12/15/31	96,893 b	97,216
Morgan Stanley Capital I,
Ser. 1999-CAM1, Cl. A4	7.02	3/15/32	20,602 b	20,770
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	59,662	61,064
Nationslink Funding,
Ser. 1998-2, Cl. A2	6.48	8/20/30	54,154	54,047
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	70,000 a	64,402
WAMU Commercial Mortgage
Securities Trust,
Ser. 2003-C1A, Cl. A	3.83	1/25/35	220,583 a	215,909
				2,697,124
Diversified Financial Services--6.4%
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	240,000 b	227,568
Amvescap,
Gtd. Notes	5.63	4/17/12	565,000	572,757
Block Financial,
Gtd. Notes	7.88	1/15/13	530,000	569,709
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	340,000 a	215,592

CIT Group,
Sr. Unscd. Notes		3.22	8/15/08	185,000 b	170,798
Citigroup Capital XXI,
Gtd. Bonds		8.30	12/21/57	550,000 b	543,431
FCE Bank,
Notes	EUR	5.73	9/30/09	235,000 b,d	330,661
Fuji JGB Investment,
Sub. Bonds		9.87	12/29/49	200,000 a,b	200,843
Goldman Sachs Capital II,
Gtd. Bonds		5.79	12/29/49	170,000 b	113,332
Goldman Sachs Group,
Sub. Notes		6.75	10/1/37	425,000	396,599
HSBC Finance,
Sr. Notes		3.15	9/14/12	280,000 b	238,399
HUB International Holdings,
Sr. Sub. Notes		10.25	6/15/15	215,000 a	158,025
International Lease Finance,
Sr. Unscd. Notes		3.31	5/24/10	125,000 b	118,381
Janus Capital Group,
Sr. Unscd. Notes		6.25	6/15/12	345,000	350,843
Jefferies Group,
Sr. Unscd. Notes		7.75	3/15/12	140,000	150,344
John Deere Capital,
Sr. Unscd. Notes		3.12	9/1/09	80,000 b	79,651
Kaupthing Bank,
Sr. Notes		4.96	1/15/10	235,000 a,b	212,178
Lehman Brothers Holdings,
Sub. Notes		6.88	7/17/37	295,000	256,515
Leucadia National,
Sr. Unscd. Notes		7.00	8/15/13	115,000	114,713
MBNA Capital A,
Bank Gtd. Cap. Secs., Ser. A		8.28	12/1/26	80,000	80,440
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C		3.32	2/5/10	80,000 b	76,367
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C		4.25	2/8/10	793,000	774,529
Merrill Lynch & Co.,
Sr. Unscd. Notes		6.05	8/15/12	205,000	208,404
Morgan Stanley,
Sr. Unscd. Notes		6.60	4/1/12	160,000	166,029
NIPSCO Capital Markets,
Sr. Unscd. Notes		7.86	3/27/17	85,000	94,950
SB Treasury,
Jr. Sub. Bonds		9.40	12/29/49	430,000 a,b	435,638
SLM,
Sr. Unscd. Notes, Ser. A		3.47	7/27/09	285,000 b	239,854
SLM,
Notes, Ser. A		4.50	7/26/10	280,000	229,866
Tokai Preferred Capital,
Bonds		9.93	12/29/49	420,000 a,b	421,940
					7,748,356
Electric Utilities--2.4%
AES,
Sr. Unsub. Notes		8.88	2/15/11	185,000	194,712
AES,
Sr. Unscd. Notes		9.38	9/15/10	20,000	21,250
Dominion Resources,
Sr. Unscd. Notes, Ser. B		3.25	11/14/08	140,000 b	139,298

Enel Finance International,
Gtd. Bonds		6.25	9/15/17	515,000 a	535,265
FirstEnergy,
Sr. Unscd. Notes, Ser. B		6.45	11/15/11	570,000	597,131
IPALCO Enterprises,
Sr. Scd. Notes		8.63	11/14/11	140,000 b	148,050
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	150,000	154,335
Niagara Mohawk Power,
Sr. Unscd. Notes, Ser. G		7.75	10/1/08	215,000	218,800
NiSource Finance,
Gtd. Notes		3.66	11/23/09	275,000 b	267,055
Nisource Finance,
Gtd. Notes		6.40	3/15/18	95,000	95,311
Ohio Power,
Sr. Unscd. Notes		4.83	4/5/10	145,000 b	141,417
Pacific Gas & Electric,
Sr. Unscd. Notes		6.35	2/15/38	175,000	177,862
Pepco Holdings,
Sr. Unscd. Notes		3.70	6/1/10	180,000 b	179,778
					2,870,264
Environmental Control--.3%
Allied Waste North America,
Sr. Scd. Notes, Ser. B		5.75	2/15/11	10,000	9,825
Oakmont Asset Trust,
Notes		4.51	12/22/08	130,000 a	131,255
Waste Management,
Sr. Unscd. Notes		7.00	7/15/28	175,000	179,087
					320,167
Food & Beverages--.2%
H.J. Heinz,
Sr. Unscd. Notes		6.43	12/1/20	150,000 a	152,563
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	150,000	148,077
					300,640
Foreign/Governmental--2.4%
Arab Republic of Egypt,
Unsub. Notes	EGP	8.75	7/18/12	1,110,000 a,d	208,319
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.33	6/16/08	220,000 b	221,100
Mexican Bonos,
Gov't Gtd. Bonds, Ser. M	MXN	9.00	12/22/11	2,600,000 d	258,040
Mexican Bonos,
Gov't Gtd. Bonds, Ser. MI10	MXN	9.00	12/20/12	5,880,000 d	588,677
Mexican Bonos,
Bonds, Ser. M 30	MXN	10.00	11/20/36	1,220,000 d	146,832
Republic of Argentina,
Bonds		3.00	4/30/13	695,000 b	433,159
Republic of Argentina,
Sr. Unscd. Bonds		3.09	8/3/12	1,190,000 b	635,163
Russian Federation,
Unsub. Bonds		8.25	3/31/10	355,571 a	376,550
					2,867,840
Health Care--.5%
Ace INA Holdings,
Gtd. Notes		5.80	3/15/18	160,000	160,066
HCA,

Sr. Unscd. Notes	6.75	7/15/13	125,000	111,250
HCA,
Sr. Unscd. Notes	7.88	2/1/11	23,000	22,712
HCA,
Sr. Unscd. Notes	8.75	9/1/10	58,000	58,290
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	60,000	67,496
Pacific Life Global Funding,
Notes	3.75	1/15/09	220,000 a	220,743
				640,557
Lodging & Entertainment--.1%
MGM Mirage,
Gtd. Notes	8.50	9/15/10	155,000	160,813
Machinery--.3%
Case New Holland,
Gtd. Notes	7.13	3/1/14	65,000	64,025
Terex,
Gtd. Notes	7.38	1/15/14	60,000	59,700
WeatherFord International,
Gtd. Notes	5.15	3/15/13	225,000	225,439
				349,164
Manufacturing--.0%
Tyco International Group,
Gtd. Notes	6.88	1/15/29	60,000	58,823
Media--1.1%
Comcast,
Gtd. Notes	4.68	7/14/09	450,000 b	438,029
Comcast,
Gtd. Notes	6.30	11/15/17	205,000	207,858
News America,
Gtd. Notes	6.15	3/1/37	435,000	412,256
Time Warner,
Gtd. Notes	3.30	11/13/09	290,000 b	277,796
				1,335,939
Municipal Obligations--1.0%
City of New York,
GO, Ser. D	5.38	6/1/32	150,000 e	165,128
City of New York,
GO, Ser. J	5.50	6/1/21	60,000 e	67,303
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/17	75,000 e	82,762
Clark County School District,
GO, Ser. F (Insured; FSA)	5.50	6/15/18	50,000 e	55,175
Clark County,
GO (Bond Bank) (Insured; MBIA)	5.25	6/1/20	70,000 e	77,314
Cypress-Fairbanks Independent
School District, GO, Ser. A
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/22	65,000 e	68,494
Denver City and County,
Excise Tax Revenue (Colorado
Convention Center Project)
(Insured; FSA)	5.00	9/1/20	65,000 e	69,534
Fort Worth Independent School
District, GO (Insured; PSF-GTD)	6.00	2/15/20	145,000 e	154,770
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier

Senior Sales Tax Revenue
(Insured; FSA)	5.00	7/1/31	90,000 e	97,944
Los Angeles Unified School
District, GO, Ser. A (Insured;
MBIA)	5.00	1/1/28	150,000 e	165,293
Miami,
GO (Homeland
Defense/Neighborhood)
(Insured; MBIA)	5.50	1/1/22	90,000 e	98,443
Shelby County,
GO, Ser. A (Public Improvement
and School Bonds) (Insured;
MBIA)	5.00	3/1/14	50,000 e	53,488
Williamson County,
GO, Ser. A (Insured; FSA)	6.00	8/15/14	55,000 e	59,673
				1,215,321
Oil & Gas--1.0%
Anadarko Petroleum,
Sr. Unscd. Notes	3.20	9/15/09	669,000 b	656,570
ANR Pipeline,
Sr. Notes	7.00	6/1/25	50,000	52,514
BJ Services,
Sr. Unscd. Notes	3.25	6/1/08	500,000 b	500,367
				1,209,451
Property & Casualty Insurance--.9%
Allmerica Financial,
Debs.	7.63	10/15/25	75,000	67,125
Chubb,
Sr. Unscd. Notes	5.47	8/16/08	250,000	251,711
Hartford Financial Services Group,
Sr. Unscd. Notes	5.66	11/16/08	250,000	253,995
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	355,000	338,138
Lincoln National,
Sr. Unscd. Notes	2.98	3/12/10	240,000 b	233,810
				1,144,779
Publishing-Books--.4%
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	460,000	454,605
Real Estate Investment Trusts--1.9%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	85,000	79,387
Duke Realty,
Sr. Notes	5.88	8/15/12	255,000	243,822
Duke Realty,
Sr. Notes	6.95	3/15/11	170,000	173,789
ERP Operating,
Sr. Unscd. Notes	4.75	6/15/09	55,000	54,938
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	75,000	65,076
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	50,000	49,100
Federal Realty Investment Trust,
Notes	6.00	7/15/12	55,000	56,011
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	225,000	240,834
HRPT Properties Trust,
Sr. Unscd. Notes	3.40	3/16/11	125,000 b	120,955

Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	360,000	342,495
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	335,000	329,598
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	75,000	68,121
Mack-Cali Realty,
Notes	5.25	1/15/12	55,000	53,304
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	100,000	97,340
Regency Centers,
Gtd. Notes	5.25	8/1/15	125,000	115,539
Simon Property Group,
Sr. Unscd. Notes	4.60	6/15/10	105,000	104,247
Simon Property Group,
Sr. Unscd. Notes	4.88	8/15/10	75,000	74,896
				2,269,452
Residential Mortgage Pass-Through Ctfs.--1.7%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	34,477 a,b	34,459
Banc of America Mortgage
Securities, Ser. 2004-F,
Cl. 2A7	4.15	7/25/34	257,249 b	258,083
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	31,724 b	31,286
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	3.35	2/25/36	113,656 b	68,192
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	4.10	2/25/36	84,190 b	46,816
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	2.95	5/25/36	62,661 b	43,506
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.49	2/25/35	62,173 b	57,881
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/25/36	70,000 b	49,245
Nomura Asset Acceptance,
Ser. 2005-AP1, Cl. 2A5	4.86	2/25/35	200,000 b	174,989
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	150,000 b	127,543
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	115,000 b	96,032
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.80	4/30/30	1,633 b	1,472
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR7,
Cl. A6	3.94	7/25/34	135,000 b	135,831
WaMu Mortgage Pass Through
Certificates, Ser. 2003-AR10,
Cl. A6	4.05	10/25/33	203,000 b	202,678
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A7	4.14	8/25/34	165,000 b	163,845
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	394,882 b	392,892
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,

Cl. 2A9	5.75	2/25/33	149,532	140,496
				2,025,246
Retail--.2%
CVS Caremark,
Sr. Unscd. Notes	3.38	6/1/10	110,000 b	106,974
Home Depot,
Sr. Unscd. Notes	2.93	12/16/09	85,000 b	81,091
Macy's Retail Holdings,
Gtd. Notes	4.80	7/15/09	45,000	44,483
				232,548
Specialty Steel--.1%
Steel Dynamics,
Sr. Notes	7.38	11/1/12	175,000 a	177,625
State/Territory Gen Oblg--2.2%
Buckeye Ohio Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	450,000	421,061
California
GO (Insured; AMBAC)	3.50	10/1/27	75,000	58,160
California Department of Water
Resources, Power Supply
Revenue Bonds	5.13	5/1/18	320,000 e	351,462
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	75,000	70,811
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.05	6/1/34	100,000 b	94,819
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	410,000	398,733
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	160,000	152,171
New York State Urban Development,
Personal Income Tax-Ser. C-1,
Revenue Bonds	5.00	3/15/33	165,000 e	180,550
New York State Urban Development,
Personal Income Tax-Ser. B,
Revenue Bonds	5.13	3/15/29	50,000 e	54,998
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	165,000	161,700
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	300,000	286,383
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	455,000	412,935
Wisconsin,
GO, Ser. G (Insured; MBIA)	5.00	5/1/15	90,000 e	98,684
				2,742,467
Telecommunications--2.5%
America Movil,
Gtd. Notes	2.76	6/27/08	45,000 b	44,663
AT & T,

Sr. Unscd. Notes	3.16	5/15/08	125,000 b	125,045
AT & T,
Sr. Unscd. Notes	3.20	2/5/10	245,000 b	242,807
France Telecom,
Sr. Unsub. Notes	7.75	3/1/11	110,000 b	119,356
Intelsat Bermuda,
Gtd. Notes	11.25	6/15/16	105,000	106,969
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	105,000	79,800
Qwest,
Sr. Unscd. Notes	6.05	6/15/13	100,000 b	90,500
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	260,000	254,800
Qwest,
Sr. Unscd. Notes	7.88	9/1/11	65,000	65,163
Sprint Capital,
Gtd. Notes	6.88	11/15/28	250,000	186,689
Telefonica Emisiones,
Gtd. Notes	2.84	6/19/09	400,000 b	389,714
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	470,000	484,334
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	150,000	143,829
Time Warner,
Gtd. Notes	5.88	11/15/16	695,000	662,007
U.S. West Communications,
Sr. Unscd. Notes	5.63	11/15/08	70,000	70,000
				3,065,676
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	275,000	291,619
Transportation--.1%
Ryder System,
Sr. Unscd. Notes	3.50	3/15/09	130,000	130,676
U.S. Government Agencies/Mortgage-Backed--47.3%
Federal Home Loan Mortgage Corp.:
5.50%			12,745,000 f	12,871,751
6.00%			3,455,000 f	3,542,995
4.00%, 10/1/09			68,730	68,808
4.50%, 10/1/09			61,489	61,754
5.00%, 10/1/18			383,386	389,121
5.50%, 11/1/22 - 12/1/36			3,375,088	3,431,965
6.00%, 7/1/17 - 12/1/37			6,078,494	6,245,758
Federal National Mortgage Association:
5.00%			195,000 f	196,859
5.50%			3,000,000 f	3,021,093
6.00%			5,505,000 f	5,643,090
6.50%			6,040,000 f	6,249,555
3.53%, 7/1/10			274,104	273,328
4.06%, 6/1/13			100,000	98,731
5.00%, 7/1/11 - 1/1/22			1,722,484	1,744,273
5.50%, 8/1/22 - 1/1/37			2,107,629	2,143,385
6.00%, 9/1/22 - 12/1/37			5,406,559	5,550,712
6.50%, 12/1/31 - 12/1/37			2,512,381	2,605,490
7.00%, 5/1/32 - 7/1/32			38,911	41,362
Grantor Trust,
Ser. 2001-T6, Cl. B, 6.09%,
5/25/11			275,000	290,653

Government National Mortgage Association I:
6.50%, 9/15/32	58,198	60,752
8.00%, 2/15/30 - 5/15/30	5,044	5,537
Ser. 2004-43, Cl. A, 2.82%,
12/16/19	296,395	293,578
Ser. 2003-88, Cl. AC,
2.91%, 6/16/18	176,022	176,166
Ser. 2004-23, Cl. B, 2.95%,
3/16/19	110,619	109,726
Ser. 2004-57, Cl. A, 3.02%,
1/16/19	149,162	148,166
Ser. 2004-97, Cl. AB,
3.08%, 4/16/22	178,607	177,487
Ser. 2007-46, Cl. A, 3.14%,
11/16/29	133,428	132,801
Ser. 2004-9, Cl. A, 3.36%,
8/16/22	64,053	63,857
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	245,239	244,479
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	98,320	98,056
Ser. 2003-96, Cl. B, 3.61%,
8/16/18	60,766	60,646
Ser. 2004-67, Cl. A, 3.65%,
9/16/17	68,797	68,700
Ser. 2004-108, Cl. A,
4.00%, 5/16/27	86,931	87,412
Ser. 2005-79, Cl. A, 4.00%,
10/16/33	105,750	106,284
Ser. 2005-50, Cl. A, 4.02%,
10/16/26	96,968	97,430
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	149,036	149,824
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	84,361	84,726
Ser. 2005-12, Cl. A, 4.04%,
5/16/21	58,990	59,289
Ser. 2005-42, Cl. A, 4.05%,
7/16/20	130,502	130,957
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	211,074	212,349
Ser. 2005-14, Cl. A, 4.13%,
2/16/27	102,641	103,124
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	142,179	142,883
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	146,607	147,979
Federal National Mortgage Association,
Grantor Trust,
Ser. 2001-T11, Cl. B,
5.50%, 9/25/11	75,000	80,145
		57,513,036
U.S. Government Securities--27.6%
U.S. Treasury Bonds:
4.50%, 2/15/36	2,175,000 c	2,247,558
5.00%, 5/15/37	80,000	89,519
9.13%, 5/15/18	1,650,000	2,416,735
U.S. Treasury Notes:

3.88%, 9/15/10	7,710,000 c	8,125,623
3.88%, 10/31/12	1,540,000 c	1,637,574
4.50%, 4/30/12	11,420,000 c	12,411,222
4.50%, 5/15/17	1,015,000 c	1,103,337
4.63%, 11/15/16	1,671,000 c	1,844,106
4.75%, 8/15/17	3,275,000 c	3,624,505
		33,500,179
Total Bonds and Notes
(cost $140,788,871)		140,071,421

Preferred Stocks--.2%	Shares	Value ($)

Diversified Financial Services--.1%
AES Trust VII,
Conv., Cum. $3.00	3,450	171,638
Manufacturing--.1%
CIT Group
Conv., Cum. $0.6135	8,500	102,000
Total Preferred Stocks
(cost $383,979)		273,638
	Face Amount
	Covered by
Options--.0%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate June 2009
@2.50
(cost $53,869)	9,290,000	44,256
	Principal
Short-Term Investments--9.1%	Amount ($)	Value ($)

U.S. Government Agencies--8.8%
Federal National Mortgage
Association, 1.50%, 5/13/08	10,830,000	10,811,047
U.S. Treasury Bills--.3%
1.32%, 5/15/08	343,000 g	342,476
Total Short-Term Investments
(cost $11,153,494)		11,153,523

Other Investment--1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,505,000)	1,505,000 [h]	1,505,000
Investment of Cash Collateral for
Securities Loaned--23.6%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $28,773,646)	28,773,646 [h]	28,773,646

Total Investments (cost $182,658,859)	149.1%	181,821,484
Liabilities, Less Cash and Receivables	(49.1%)	(59,869,459)
Net Assets	100.0%	121,952,025

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $7,891,342 or 6.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.

c	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the fund's securities on loan is $28,010,581 and the total market value of the collateral held by the fund is $28,773,646.
d	Principal amount stated in U.S. Dollars unless otherwise noted.
EGP--Egyptian Pound
EUR--Euro
MXN--Mexican Peso
e	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f	Purchased on a forward commitment basis.
g	All or partially held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $182,658,859. Net unrealized depreciation on investments was $837,375 of which $1,904,740 related to appreciated investment securities and $2,742,115 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES March 31, 2008 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
Euro-Bobl	38	6,622,298	June 2008	(84,311)
Long Gilt	19	4,196,916	June 2008	20,721
Financial Futures Short
U.S. Treasury 2 Year Notes	43	(9,230,219)	June 2008	(55,190)
U.S. Treasury 5 Year Notes	11	(1,256,578)	June 2008	(8,235)
U.S. Treasury 10 Year Notes	19	2,260,109	June 2008	30,386
U.S. Treasury 30 Year Bonds	25	(2,969,922)	June 2008	(31,353)
				(127,982)

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 3/31/2008 ($)

Buys:
Brazilian Real,
Expiring 06/18/2008	190,000	107,557	106,611	(946)
Brazilian Real,
Expiring 06/18/2008	420,000	237,221	235,666	(1,555)
Brazilian Real,
Expiring 06/18/2008	450,000	254,669	252,500	(2,169)
Malaysian Ringgit,
Expiring 06/18/2008	3,870,000	1,218,130	1,217,019	(1,111)
Russian Ruble,
Expiring 06/18/2008	5,260,000	221,078	222,326	1,248
Saudi Arabia Riyal,
Expiring 06/18/2008	985,000	263,976	263,813	(163)
Saudi Arabia Riyal,
Expiring 06/18/2008	580,000	155,575	155,342	(233)
Sells:
Euro,
Expiring 06/18/2008	70,000	107,141	(110,113)	(2,972)
Euro,
Expiring 06/18/2008	100,000	152,444	(157,305)	(4,861)
Mexican New Peso,
Expiring 06/18/2008	6,190,000	567,994	(575,830)	(7,835)
Total				(20,597)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements .
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities .
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities .

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	30,278,646	(127,982)

Level 2 - Other Significant Observable Inputs	151,542,838	(20,597)

Level 3 - Significant Unobservable Inputs	0	0

Total	181,821,484	(148,579)

* Other financial instruments include futures, forwards and swap contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)